Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Fair value liability (in Dollars)	$ 140,455
Federal deposit insurance	250,000
Cash held by subsidiaries	$ 38,000	$ 20,000